Commitments	12 Months Ended
Jun. 30, 2020
Disclosure of contingent liabilities [abstract]
Commitments

25. COMMITMENTS

(a) Non-cancellable operating leases

	Consolidated
Operating lease expenditure commitments	2020	2019	2018
	$	$	$
Minimum operating lease payments
- not later than one year	—	250,068	41,625
- later than one year but not later than five years	—	266,560	—
- later than five years	—	—	—
Total minimum operating lease payments	—	516,628	41,625

Due to the adoption of IFRS 16 effective July 1, 2019, the Company no longer has any non-cancellable operating lease to be recognized under commitments for the year ended June 30, 2020.

As at June 30, 2019, the above operating leases related to the following premises that are currently occupied by the Company:

Location	Landlord	Use	Date of expiry of lease	Minimum payments ($)
60-66 Hanover Street Fitzroy, Victoria 3065 Australia	Crude Pty. Ltd.	Office / laboratory	August 31, 2021	487,837
1300 Baxter Street, Suite 157, Charlotte, North Carolina	Mid-Town Partners LLC	Office	Month to month	28,791
			Total	516,628

Apart from the above, there were no other commitments as at June 30, 2020.

(b) Capital commitments

Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	2020	2019
	A$	A$
Property, plant and equipment	466,560	-

The above commitment relates to the purchase of laboratory equipment which will assist the Company to conduct more tests in the future.